Exhibit 99

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	21

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,395,880.40

Principal:
Principal Collections	$20,993,312.60
Prepayments in Full	$12,372,201.29
Liquidation Proceeds	$577,023.67
Recoveries	$100,513.98

Sub Total	$34,043,051.54

Collections	$36,438,931.94

Purchase Amounts:
Purchase Amounts Related to Principal	$344,103.00
Purchase Amounts Related to Interest	$1,715.77

Sub Total	$345,818.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,784,750.71

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	21

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,784,750.71
Servicing Fee	$603,835.32	$603,835.32	$0.00	$0.00	$36,180,915.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,180,915.39
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$36,180,915.39
Interest - Class A-3 Notes	$292,300.68	$292,300.68	$0.00	$0.00	$35,888,614.71
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$35,634,708.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,634,708.71
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$35,548,327.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,548,327.54
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$35,485,517.79
Third Priority Principal Payment	$3,631,365.08	$3,631,365.08	$0.00	$0.00	$31,854,152.71
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$31,773,429.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,773,429.71
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$4,563,429.71
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,563,429.71
Residual Released to Depositor	$0.00	$4,563,429.71	$0.00	$0.00	$0.00

Total		$36,784,750.71

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$3,631,365.08
Regular Principal Payment	$27,210,000.00

Total	$30,841,365.08

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,841,365.08	$65.15	$292,300.68	$0.62	$31,133,665.76	$65.77
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$30,841,365.08	$22.22	$776,120.60	$0.56	$31,617,485.68	$22.78

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$357,919,194.05	0.7560608	$327,077,828.97	0.6909122
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$645,989,194.05	0.4654872	$615,147,828.97	0.4432635

Pool Information
Weighted Average APR		4.103%		4.099%
Weighted Average Remaining Term		39.63		38.84
Number of Receivables Outstanding		45,569		44,517
Pool Balance		$724,602,387.75		$689,927,306.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$645,989,194.05		$615,147,828.97
Pool Factor		0.4710325		0.4484917

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$74,779,477.35
Targeted Overcollateralization Amount	$74,779,477.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,779,477.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		109	$390,547.36
(Recoveries)		132	$100,513.98

Net Losses for Current Collection Period			$290,033.38
Cumulative Net Losses Last Collection Period			$7,965,952.55

Cumulative Net Losses for all Collection Periods			$8,255,985.93

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.48%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.65%	646	$11,416,248.19
61-90 Days Delinquent	0.16%	59	$1,119,367.27
91-120 Days Delinquent	0.06%	19	$384,617.16
Over 120 Days Delinquent	0.14%	62	$974,902.02

Total Delinquent Receivables	2.01%	786	$13,895,134.64

Repossession Inventory:
Repossessed in the Current Collection Period		32	$500,456.69

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6155%
Preceding Collection Period			0.6705%
Current Collection Period			0.4921%
Three Month Average			0.5927%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3291%
Preceding Collection Period			0.3050%
Current Collection Period			0.3145%
Three Month Average			0.3162%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer